                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Manager
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine            Boston, MA          August 15, 2005
---------------------------     ------------------     -----------------
       [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name
        28-____________________
        [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      __________

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total: $56,188.22
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.     Form 13F File Number        Name

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
Issuer Name                                 Title of Class                              CUSIP        Shares           MV ($000)
Accuride Corporation                        Common                                      4398103        300,000    $      3,900.00
AK Steel                                    Common                                      1547108        232,950    $      2,178.08
Amkor Tech, Inc.                            Common                                     31652100      1,350,132    $      6,710.16
Celanese Corp.                              Common                                    150870103         71,000    $      1,340.48
Chesapeake Energy                           Common                                    165167107         49,900    $      5,178.08
CKE Restaurants, Inc.                       Common                                    12561E905        134,250    $      1,679.47
Commercial Vehicle Group Inc.               Common                                    202608105        116,044    $      2,098.08
Exxon Mobil Corp.                           Common                                  ExxonCommon         46,200    $      2,763.22
Fisher Scientific International Inc         Common                                    338032204         69,500    $      4,571.71
Global Imaging Systems, Inc.                Common                                    37934A100         73,717    $      2,454.78
Lamar Advertising                           Common Class A                            512815101         76,200    $      3,355.09
MacDermid, Inc.                             Common                                    554273102         32,200    $      1,071.29
Pinnacle Entertainment, Inc.                Common                                    723456109        398,493    $      8,511.81
Silgan Holdings, Inc.                       Common                                    827048109         32,566    $      1,984.90
Sinclair Television Group, Inc.             Common                                    829226109        751,000    $      6,834.10
United Rentals                              Common                                    911363109         92,523    $      1,735.73
Universal Compression Holdings              Common                                    913431102         60,000    $      2,476.20
Vonage Holdings Corporation                 Series E Convertible Preferred Stock      VonagePFD        707,354    $     14,993.62
CMGI Inc                                    Common                                   CMGICOMMON         37,040    $     69,264.80
Crown Holdings Inc                          Common                                    228368106        360,000    $  5,864,400.00
Dominos, Inc.                               Common                                    25754A201        977,136    $ 24,623,827.20
DDI Corp.                                   Common                                    233162304        756,000    $  1,254,960.00
Hayes Lemmerz International, Inc.           Common                                    420781304        693,958    $  5,412,872.40
Instinet                                    Common                                    457750107         41,913    $    207,052.25
Kerr-McGee Corporation                      Common                                    492386107         24,917    $  2,050,170.76
Lear Corp.                                  Common                                    521865105        -97,200    $ (4,067,820.00)
Manitowoc Company                           Common                                    563571108              0    $          0.29
Nalco Holding Company                       Common                                    62985Q101        131,650    $  2,693,559.00
NES Rentals Holdings, Inc.                  Common                                    640820106      1,232,852    $ 11,095,669.53
Quality Distribution, LLC                   Common                                    74756M102         77,450    $    724,932.00
SMTC/HTM                                    Common                                    832682207         77,160    $     64,043.16
Spanish Broadcasting System, Inc.           Common                                    846995512         60,200    $    496,650.00
STATS ChipPAC Ltd.                          Common                                         STTS        116,111    $    812,777.00
Strategic Hotels Capital Corp.              Common                                    862723103        920,191    $  4,545,741.92
Telesystem International Wireless, Inc.     Common                                    879946101         16,800    $    266,280.00

                                                                                                    10,020,208    $ 56,188,217.10